Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

9. Derivative Financial Instruments

In the normal course of business, the Company uses interest rate swaps to manage its interest rate risk and market risk in accommodating the needs of its customers. Also, the Company enters into interest rate lock commitments on mortgage loans to be held for sale, with corresponding forward sales contracts related to these interest rate lock commitments.

Derivative instruments are recognized as either assets or liabilities in the accompanying consolidated financial statements and are measured at fair value.

The following table summarizes the notional amounts and estimated fair values of the Company’s derivative instruments at March 31, 2015 and September 30, 2014 (in thousands).

	March 31, 2015
	Notional Amount	Balance Sheet Location	Positive Fair Value	Negative Fair Value
Derivatives not designated as hedging instruments:
Interest rate swaps	$1,045,934	Liabilities	$71	$(48,858)
Mortgage loan commitments	37,394	Assets	27	—
Mortgage loan forward sale contracts	44,485	Liabilities	—	(27)

	September 30, 2014
	Notional Amount	Balance Sheet Location	Positive Fair Value	Negative Fair Value
Derivatives not designated as hedging instruments:
Interest rate swaps	$986,440	Liabilities	$6,213	$(19,286)
Mortgage loan commitments	22,563	Assets	19	—
Mortgage loan forward sale contracts	28,459	Liabilities	—	(19)

As with any financial instrument, derivative financial instruments have inherent risk including adverse changes in interest rates. The Company’s exposure to derivative credit risk is defined as the possibility of sustaining a loss due to the failure of the counterparty to perform in accordance with the terms of the contract. Credit risks associated with interest rate swaps is similar to those relating to traditional on-balance sheet financial instruments. The Company manages interest rate swap credit risk with the same standards and procedures applied to its commercial lending activities. Amounts due from NAB to reclaim cash collateral under the interest rate swap master netting arrangements have not been offset against the derivative balances. These receivables are classified on the consolidated balance sheets as cash and were $0 as of March 31, 2015 and September 30, 2014, respectively.

The effect of derivatives on the consolidated statements of comprehensive income for the three and six months ended March 31, 2015 and 2014 (in thousands) was as follows:

		Amount of Gain (Loss) Recognized in Income
		Three Months Ended		Six Months Ended
	Location of Gain (Loss) Recognized in Income	March 31, 2015	March 31, 2014	March 31, 2015	March 31, 2014
Derivatives not designated as hedging instruments:
Interest rate swaps	Noninterest income	$(21,698)	$(12,436)	$(46,303)	$(7,599)
Mortgage loan commitments	Noninterest income	13	31	27	34
Mortgage loan forward sale contracts	Noninterest income	(13)	(31)	(27)	(34)

Netting of Derivatives

The Company has various financial assets and financial liabilities that are subject to enforceable master netting agreements or similar agreements. The Company has entered into an ISDA master netting arrangement with NAB. Under the terms of the master netting arrangements, all transactions between the Company and the counterparty constitute a single business relationship such that in the event of default, the non-defaulting party is entitled to set off claims and apply property held by that party in respect of any transaction against obligations owed. Any payments, deliveries, or other transfers may be applied against each other and netted.

The table below shows total gross derivative assets and liabilities which are adjusted on an aggregate basis, where applicable to take into consideration the effects of legally enforceable master netting agreements for the net reported amount in the consolidated balance sheets. These amounts are offset on the consolidated balance sheets.

The following tables (in thousands) present the Company’s gross derivative financial assets and liabilities at March 31, 2015 and September 30, 2014, and the related impact of enforceable master netting arrangements and cash collateral, where applicable:

	Gross Amount	Amount Offset	Net Amount Presented in Consolidated Balance Sheets	Held/Pledged Financial Instruments[1]	Net Amount
March 31, 2015
Derivative financial assets:
Derivatives subject to master netting arrangement or similar arrangement	$71	$(71)	$—	$—	$—
Derivative financial liabilities:
Derivatives subject to master netting arrangement or similar arrangement	(48,858)	71	(48,787)	48,787	—

Total derivative financial liabilities	$(48,787)	$—	$(48,787)	$48,787	$—

[1]	The actual amount of collateral exceeds the fair value exposure, at the individual counterparty level, as of the date presented.

	Gross Amount	Amount Offset	Net Amount Presented in Consolidated Balance Sheets	Held/Pledged Financial Instruments	Net Amount
September 30, 2014
Derivative financial assets:
Derivatives subject to master netting arrangement or similar arrangement	$6,213	$(6,213)	$—	$—	$—
Derivative financial liabilities:
Derivatives subject to master netting arrangement or similar arrangement	(19,286)	6,213	(13,073)	13,073	—

Total derivative financial liabilities	$(13,073)	$—	$(13,073)	$13,073	$—

9. Derivative Financial Instruments

In the normal course of business, the Company uses interest rate swaps to manage its interest rate risk and market risk in accommodating the needs of its customers. Also, the Company enters into interest rate lock commitments on mortgage loans to be held for sale, with corresponding forward sales contracts related to these interest rate lock commitments.

Derivative instruments are recognized as either assets or liabilities in the accompanying consolidated financial statements and are measured at fair value.

The following table summarizes the notional amounts and estimated fair values of the Company’s derivative instruments at September 30, 2014 and 2013 (in thousands).

	2014
	Notional Amount	Balance Sheet Location	Positive Fair Value	Negative Fair Value
Derivatives not designated as hedging instruments:
Interest rate swaps	$986,440	Liabilities	$6,213	$(19,286)
Mortgage loan commitments	22,563	Assets	19	—
Mortgage loan forward sale contracts	28,459	Liabilities	—	(19)

	2013
	Notional Amount	Balance Sheet Location	Positive Fair Value	Negative Fair Value
Derivatives not designated as hedging instruments:
Interest rate swaps	$864,040	Liabilities	$12,404	$(13,555)
Mortgage loan commitments	16,040	Assets	375	—
Mortgage loan forward sale contracts	21,881	Liabilities	—	(375)

As with any financial instrument, derivative financial instruments have inherent risk including adverse changes in interest rates. The Company’s exposure to derivative credit risk is defined as the possibility of sustaining a loss due to the failure of the counterparty to perform in accordance with the terms of the contract. Credit risk associated with interest rate swaps is similar to those relating to traditional on-balance sheet financial instruments. The Company manages interest rate swap credit risk with the same standards and procedures applied to its commercial lending activities. Amounts due from NAB to reclaim cash collateral under the interest rate swap master netting arrangements have not been offset against the derivative balances. These receivables are classified on the consolidated balance sheets as cash and were $0 as of September 30, 2014 and 2013, respectively.

The effect of derivatives on the consolidated statements of comprehensive income for the years ended September 30, 2014, 2013 and 2012 (in thousands) was as follows:

	Location of Gain (Loss) Recognized in Income	Amount of Gain (Loss) Recognized in Income
		2014	2013	2012
Derivatives not designated as hedging instruments:
Interest rate swaps	Noninterest income	$(11,922)	$40,305	$(19,369)
Mortgage loan commitments	Noninterest income	19	375	(1,661)
Mortgage loan forward sale contracts	Noninterest income	(19)	(375)	1,661

Netting of Derivatives

The Company has various financial assets and financial liabilities that are subject to enforceable master netting agreements or similar agreements. The Company has entered into an ISDA master netting arrangement with NAB. Under the terms of the master netting arrangements, all transactions between the Company and the counterparty constitute a single business relationship such that in the event of default, the non-defaulting party is entitled to set off claims and apply property held by that party in respect of any transaction against obligations owed. Any payments, deliveries, or other transfers may be applied against each other and netted.

The table below shows total gross derivative assets and liabilities which are adjusted on an aggregate basis, where applicable to take into consideration the effects of legally enforceable master netting agreements for the net reported amount in the consolidated balance sheets. These amounts are offset on the consolidated balance sheets.

The following tables (in thousands) present the Company’s gross derivative financial assets and liabilities at September 30, 2014 and 2013, and the related impact of enforceable master netting arrangements and cash collateral, where applicable:

	Gross Amount	Amount Offset	Net Amount Presented in Consolidated Balance Sheets	Held/Pledged Financial Instruments[1]	Net Amount
September 30, 2014
Derivative financial assets:
Derivatives subject to master netting arrangement or similar arrangement	$6,213	$(6,213)	$—	$—	$—
Derivative financial liabilities:
Derivatives subject to master netting arrangement or similar arrangement	(19,286)	6,213	(13,073)	13,073	—

Total derivative financial liabilities	$(13,073)	$—	$(13,073)	$13,073	$—

[1]	The actual amount of collateral exceeds the fair value exposure, at the individual counterparty level, as of the date presented.

	Gross Amount	Amount Offset	Net Amount Presented in Consolidated Balance Sheets	Held/Pledged Financial Instruments	Net Amount
September 30, 2013
Derivative financial assets:
Derivatives subject to master netting arrangement or similar arrangement	$12,404	$(12,404)	$—	$—	$—
Derivative financial liabilities:
Derivatives subject to master netting arrangement or similar arrangement	(13,555)	12,404	(1,151)	—	(1,151)

Total derivative financial liabilities	$(1,151)	$—	$(1,151)	$—	$(1,151)